UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GoldenTree Asset Management, LP
Address: 300 Park Avenue
         21st Floor
         New York, New York  10022

13F File Number:  28-10632

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      George Travers
Title:     Chief Compliance Officer
Phone:     212-847-3549

Signature, Place, and Date of Signing:

     George Travers     New York, NY     May 14, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     16

Form13F Information Table Value Total:     $161,854 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A H BELO CORP                  COM CL A         001282102     1595   221485 SH       SOLE                   221485        0        0
AMERICAN CAP LTD               COM              02503Y103      760   149560 SH       SOLE                   149560        0        0
AMERICAN INTL GROUP INC        PUT              026874954    21000   750000 SH  PUT  SOLE                   750000        0        0
BROWN & BROWN INC              COM              115236101     7567   422290 SH       SOLE                   422290        0        0
CARE INVESTMENT TRUST INC      COM              141657106    24456  2741676 SH       SOLE                  2741676        0        0
CIT GROUP INC                  COM NEW          125581801     5961   153000 SH       SOLE                   153000        0        0
DENBURY RES INC                COM NEW          247916208     9650   572000 SH       SOLE                   572000        0        0
DILLARDS INC                   CL A             254067101    14505   614603 SH       SOLE                   614603        0        0
ESSEX RENT CORP                *W EXP 03/04/201 297187114     1144   665061 SH       SOLE                   665061        0        0
FORTRESS INVESTMENT GROUP LL   CALL             34958B906     2928   585500 SH  CALL SOLE                   585500        0        0
GOLDMAN SACHS GROUP INC        CALL             38141G904    34000   212500 SH  CALL SOLE                   212500        0        0
NEWMONT MINING CORP            COM              651639106     8453   165965 SH       SOLE                   165965        0        0
PEABODY ENERGY CORP            COM              704549104    10452   228715 SH       SOLE                   228715        0        0
SOLUTIA INC                    COM NEW          834376501     6707   416311 SH       SOLE                   416311        0        0
SPRINT NEXTEL CORP             COM SER 1        852061100     4290  1128867 SH       SOLE                  1128867        0        0
TIME WARNER CABLE INC          COM              88732J207     8386   157315 SH       SOLE                   157315        0        0